INCOME TAXES (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred tax assets, Current:
Allowance for doubtful accounts	$ 978	6,096	431	567
Deferred Revenue	135	840
Accruals	1,074	6,690	5,414	3,752
Net current deferred tax assets	2,187	13,626	5,845	4,319
Deferred tax assets, Non-current:
Tax losses	1,041	6,481	2,241	3,960
Property and equipment	353	2,202	2,750	2,368
Less: valuation allowance	(404)	(2,517)	(2,241)	(3,960)
Net non-current deferred tax assets	990	6,166	2,750	2,368
Total Deferred tax assets	3,177	19,792	8,595	6,687
Deferred tax liabilities, Current:
Intangible assets				134
Current deferred tax liabilities				134
Deferred tax liabilities, Non-current:
Intangible assets				5
Non-current deferred tax liabilities				5
Total deferred tax liabilities				139
Cumulative loss position period to recognize full valuation allowance against deferred tax assets of subsidiaries	3 years	3 years